FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Changes in Liabilities) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Accounting Policies [Abstract]
Beginning balance	$ 49,124
Accretion of payment obligation related to acquisition	1,207
Change to payment obligation as a result of working capital adjustment	(1,666)
Settlements	(6,125)
Reclassification to accrued expenses	(5)
Ending balance	$ 42,535